Cover	Dec. 14, 2021
Cover [Abstract]
Entity Registrant Name	MAX SOUND CORPORATION
Entity Central Index Key	0001353499
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 14, 2021
Entity File Number	000-51886
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	26-3534190
Entity Address Address Line 1	3525 Del Mar Heights Road # 802
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92130
City Area Code	800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	327-6293